CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 48,706	$ 51,697
Adjustments to reconcile net income to cash provided by operating activities
Depreciation	6,962	5,881
Net amortization of debt premium and deferred financing fees	669
Amortization of acquired real estate leases	2,717	2,409
Amortization of deferred leasing costs	414	375
Provision for losses on rents receivable	322	310
Straight line rental income	(3,402)	(4,025)
Other non-cash expenses	360
Equity in earnings of equity investments	(189)
Change in assets and liabilities:
Restricted cash	(42)
Rents receivable	1,159	(1,522)
Deferred leasing costs	(1,094)	(570)
Other assets	(3,732)	(3,244)
Accounts payable and accrued expenses	2,826	1,005
Rents collected in advance	1,663	3,414
Security deposits	(13)	(2)
Due to related persons	1,333
Cash provided by operating activities	58,659	55,728
CASH FLOWS FROM INVESTING ACTIVITIES:
Real estate acquisitions	(236,538)	(10,000)
Real estate improvements	(963)	(1,224)
Investment in Affiliates Insurance Company	(5,335)
Cash used in investing activities	(242,836)	(11,224)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common shares, net	180,814
Proceeds from borrowings	806,500
Payments on borrowings	(364,500)
Deferred financing fees	(6,521)
Repayment of demand note	(400,000)
Distributions to common shareholders	(15,288)
Owner's net distributions	(6,138)	(44,504)
Cash provided by (used in) financing activities	194,867	(44,504)
Increase in cash and cash equivalents	10,690
Cash and cash equivalents at end of period	10,690
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid	2,956
Non-cash investing activities:
Real estate acquired by the issuance of shares and assumption of demand note	913,286
Real estate acquired by the assumption of mortgage debt	(26,000)
Non-cash financing activities:
Issuance of common shares	513,647
Issuance of demand note	400,000
Assumption of mortgage notes payable	$ 26,000